UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Vincent P. Corti
The Investment Company of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

ICA  The Investment
Company of America®

[photo of rolled hay bales in a field]

Semi-annual report for the six months ended June 30, 2012

ICA seeks long-term growth of capital and income, placing greater emphasis on the potential for capital appreciation and future dividends than on current yield.

The Investment Company of America is one of more than 40 funds offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–3.40%	–1.97%	4.48%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2012, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.93%.

Results for other share classes can be found on page 3.

Investing outside the United States may be subject to risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of rolled hay bales in a field]
The Investment Company of America experienced both strong and weak periods during the first six months of the year. Stock markets were alternately excited or concerned about prospects for fiscal issues in the U.S., the sovereign debt crisis in Europe and growth in China. Early in the year, these concerns were easing and corporate earnings reports were strong, fueling market gains. In the second quarter, the market corrected, as fears about these issues returned, and economic data remained sobering. It was easy to get caught up in short term trends, which we specifically endeavor to avoid.

Despite the challenging market landscape, The Investment Company of America gained 8.4% for the six-month period ended June 30, 2012, with dividends reinvested. In contrast, the unmanaged
Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, returned 9.5% during the same time period.

Portfolio review

During the six months, several industry sectors were key contributors to solid fund returns. Notable among them was consumer staples, highlighted by the fund’s largest holding, Philip Morris International, which advanced 11.2%. Consumer discretionary also helped the fund as the fund’s fifth-largest holding, Home Depot, was up 26.1% and Comcast rose 34.7%.

Telecommunication services also was among the highest returns in absolute terms, exemplified by ICA’s second-largest holding, AT&T, which advanced 17.9%. Double digit gains were also realized in information technology, paced by Microsoft (+17.8%), the fourth-largest holding, and by Apple (+44.2%), which benefited from the projected sale of nearly 17 million iPads in the second quarter.

[Begin Sidebar]
Results at a glance
For the six months ended June 30, 2012, with dividends reinvested

		Standard &	Lipper
	ICA	Poor’s 500	Growth & Income
	(Class A shares)	Composite Index*	Funds Index
Income return	0.96%	1.16%	n/a
Capital return	7.42%	8.32%	n/a
Total return	8.38%	9.48%	7.89%

*The S&P 500 is unmanaged and, therefore, has no expenses.
[End Sidebar]

Another industry well represented in the portfolio is energy — which was not helpful this period — and ICA continues to hold some major energy companies. Royal Dutch Shell was the fund’s third-largest holding, and it dipped 8.0%; however, the loss may be partially attributable to the company being domiciled in Europe and the association with weakness in that region, compared to other U.S.-domiciled energy companies.

In the long run, international flexibility has been beneficial to ICA; however, this was not the case in the first six months. Holdings of non-U.S. based companies were a relative drag on results. Despite the fiscal issues hanging over Europe, we believe there are still high-quality companies with solid fundamentals in that region.

Other highlights were Dow Chemical (+9.5%), and the health care companies Abbott Laboratories (+14.7%) and Amgen (+13.8%).

Assets held in cash represented 7.6% of total net assets. It’s important to remember that cash holdings serve as a buffer in volatile times, and some of our portfolio counselors feel it is prudent to maintain some cash in this environment.

A look ahead

We are carefully monitoring the macroeconomic issues facing the U.S. and global economies, and we remain moderately constructive about the stock market in the long run. In the near term, we would not be surprised to see volatility as investors continue to grapple with the issues we initially discussed. Add the fact that it’s an election year, and additional trepidation or excitement may be piled on.

We believe this environment emphasizes the need to adhere to our core convictions and maintain a long-term time horizon, and not to try to “time the market.” Our durable approach recognizes that there will be good and bad quarters (and potentially years), but also that a short-term snapshot is a poor substitute for a long-term strategy and approach. ICA has the benefit of history to know that for all the market gyrations, the fund has achieved long-term successful outcomes because of stock-by-stock fundamental research and the Multiple Portfolio Counselor System.®

We remain focused and committed to this disciplined approach and are optimistic about continuing to identify solid companies at good valuations that we believe will prosper in the long run. We thank you for your continued confidence in our long-term philosophy.

Sincerely,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman

/s/ Donald D. O’Neal

Donald D. O’Neal
President

August 13, 2012

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2012:

			10 years/
	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–3.30%	–1.91%	4.44%
Not reflecting CDSC	1.70	–1.56	4.44

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	0.67	–1.60	4.23
Not reflecting CDSC	1.67	–1.60	4.23

Class F-1 shares3
Not reflecting annual asset-based fee charged by
sponsoring firm	2.46	–0.83	5.04

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	2.73	—	3.14

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–3.49	–2.04	4.39
Not reflecting maximum sales charge	2.40	–0.87	5.01

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–3.42	–2.02	4.30
Not reflecting CDSC	1.58	–1.67	4.30

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	0.57	–1.66	4.15
Not reflecting CDSC	1.57	–1.66	4.15

Class 529-E shares3,4	2.15	–1.16	4.68

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	2.63	–0.67	6.12

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Summary investment portfolio   June 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Percent
of net
Industry sector diversification	assets

Information technology	14.13%
Energy	12.76
Consumer discretionary	12.47
Consumer staples	11.62
Industrials	11.36
Other industries	28.24
Other securities	1.82
Short-term securities & other assets less liabilities	7.60
[end pie chart]

			Percent
		Value	of net
Common stocks - 90.58%	Shares	(000)	assets

Energy - 12.76%
Apache Corp.	4,310,000	$378,806	.67%
Baker Hughes Inc.	11,915,000	489,706	.87
BP PLC (1)	128,484,340	860,866
BP PLC (ADR)	3,676,953	149,064	1.79
Chevron Corp.	9,480,000	1,000,140	1.77
ConocoPhillips	10,675,000	596,519	1.06
EOG Resources, Inc.	4,232,200	381,364	.67
Royal Dutch Shell PLC, Class A (ADR)	15,357,000	1,035,523
Royal Dutch Shell PLC, Class B (1)	12,365,265	431,550
Royal Dutch Shell PLC, Class B (ADR)	2,975,498	208,077	2.96
Schlumberger Ltd.	15,674,999	1,017,464	1.80
Other securities		659,428	1.17
		7,208,507	12.76

Materials - 3.87%
Dow Chemical Co.	42,502,000	1,338,813	2.37
Other securities		848,664	1.50
		2,187,477	3.87

Industrials - 11.36%
CSX Corp.	31,422,748	702,613	1.24
General Dynamics Corp.	13,059,800	861,424	1.53
General Electric Co.	27,725,000	577,789	1.02
Union Pacific Corp.	6,386,900	762,021	1.35
United Parcel Service, Inc., Class B	4,750,000	374,110	.66
United Technologies Corp.	7,561,852	571,147	1.01
Other securities		2,572,099	4.55
		6,421,203	11.36

Consumer discretionary - 12.47%
Amazon.com, Inc. (2)	3,100,000	707,885	1.26
Comcast Corp., Class A	28,838,400	921,964
Comcast Corp., Class A, special nonvoting shares	7,000,000	219,800	2.02
General Motors Co. (2)	35,490,500	699,873	1.24
Home Depot, Inc.	25,700,000	1,361,843	2.41
News Corp., Class A	31,725,000	707,150	1.25
Time Warner Cable Inc.	4,812,727	395,125	.70
Time Warner Inc.	11,624,000	447,524	.79
Other securities		1,583,617	2.80
		7,044,781	12.47

Consumer staples - 11.62%
Altria Group, Inc.	30,125,000	1,040,819	1.84
Coca-Cola Co.	6,803,300	531,950	.94
CVS/Caremark Corp.	11,000,000	514,030	.91
Kraft Foods Inc., Class A	18,374,168	709,610	1.26
PepsiCo, Inc.	6,097,500	430,849	.76
Philip Morris International Inc.	27,991,072	2,442,501	4.32
Other securities		895,187	1.59
		6,564,946	11.62

Health care - 7.95%
Abbott Laboratories	18,685,000	1,204,622	2.13
Amgen Inc.	14,290,000	1,043,742	1.85
Gilead Sciences, Inc. (2)	10,930,000	560,490	.99
Other securities		1,683,707	2.98
		4,492,561	7.95

Financials - 5.70%
Aon PLC, Class A	8,975,000	419,850	.74
Citigroup Inc.	20,110,455	551,228	.98
JPMorgan Chase & Co.	19,155,000	684,408	1.21
Other securities		1,567,133	2.77
		3,222,619	5.70

Information technology - 14.13%
Apple Inc. (2)	2,155,000	1,258,520	2.23
Intel Corp.	21,254,700	566,438	1.00
Microsoft Corp.	52,650,500	1,610,579	2.85
Oracle Corp.	33,385,000	991,535	1.75
Samsung Electronics Co. Ltd. (1)	375,500	398,114	.70
Texas Instruments Inc.	22,825,000	654,849	1.16
Other securities		2,506,579	4.44
		7,986,614	14.13

Telecommunication services - 5.46%
AT&T Inc.	49,300,000	1,758,038	3.11
Sprint Nextel Corp., Series 1 (2)	143,380,000	467,419	.83
Verizon Communications Inc.	13,944,600	619,698	1.10
Other securities		240,731	.42
		3,085,886	5.46

Utilities - 3.20%
Dominion Resources, Inc.	9,403,824	507,806	.90
GDF SUEZ (1)	18,639,655	444,722	.78
Other securities		857,582	1.52
		1,810,110	3.20

Miscellaneous - 2.06%
Other common stocks in initial period of acquisition		1,162,571	2.06

Total common stocks (cost: $38,608,150,000)		51,187,275	90.58

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total warrants (cost: $11,770,000)		-	.00

			Percent
		Value	of net
Convertible securities - 0.59%	Shares	(000)	assets

Consumer discretionary - 0.50%
General Motors Co., Series B, 4.75% convertible preferred 2013	8,611,850	285,913	.50

Materials - 0.09%
Other securities		50,079	.09

Total convertible securities (cost: $462,252,000)		335,992	.59

	Principal		Percent
	amount	Value	of net
Bonds & notes - 1.23%	(000)	(000)	assets

Energy - 0.01%
Chevron Corp. 4.95% 2019	$5,000	6,038	.01

Materials - 0.01%
Dow Chemical Co. 4.125% 2021	500	538	.00
Other securities		5,178	.01
		5,716	.01

Industrials - 0.06%
CSX Corp. 6.25% 2015	5,000	5,701	.01
Union Pacific Corp. 6.125% 2020	5,000	6,187	.01
United Technologies Corp. 4.50% 2020	5,475	6,360	.01
Other securities		17,734	.03
		35,982	.06

Consumer discretionary - 0.03%
Comcast Corp. 6.30% 2017	5,120	6,166	.01
News America Inc. 6.90% 2019	5,000	6,160	.01
Other securities		4,206	.01
		16,532	.03

Consumer staples - 0.03%
Kraft Foods Inc. 2.625% 2013	2,555	2,594	.01
Other securities		12,361	.02
		14,955	.03

Financials - 0.22%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated) (3)	62,936	69,236	.12
Other securities		55,278	.10
		124,514	.22

Telecommunication services - 0.41%
AT&T Inc. 4.85% 2014	5,000	5,329	.01
Sprint Capital Corp. 6.90% 2019	17,200	16,254
Sprint Nextel Corp. 8.375%-11.50% 2017-2021 (4)	190,475	206,971	.40
Other securities		2,344	.00
		230,898	.41

Mortgage-backed obligations (5) - 0.10%
Fannie Mae 3.00%-6.00% 2025-2042	52,023	56,493	.10

Bonds & notes of U.S. government & government agencies - 0.32%
Federal Home Loan Bank 3.625% 2013	50,000	52,159	.09
Freddie Mac 2.125%-5.00% 2012-2014	20,000	20,975	.04
U.S. Treasury 0.125%-8.00% 2014-2022 (6)	87,718	106,069	.19
		179,203	.32

Other - 0.04%
Other securities		23,042	.04

Total bonds & notes (cost: $636,515,000)		693,373	1.23

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.32%	(000)	(000)	assets

Abbott Laboratories 0.14%-0.16% due 7/31-9/10/2012 (4)	$117,200	117,178	.21
Chariot Funding, LLC 0.18% due 7/19/2012 (4)	50,000	49,995	.09
Coca-Cola Co. 0.17%-0.23% due 8/22-10/15/2012 (4)	83,800	83,770	.15
Fannie Mae 0.07%-0.23% due 7/16/2012-1/7/2013	1,053,707	1,053,281	1.86
Federal Home Loan Bank 0.10%-0.21% due 7/13/2012-6/14/2013	646,162	645,723	1.14
Freddie Mac 0.07%-0.18% due 7/11/2012-1/23/2013	719,442	719,155	1.27
U.S. Treasury Bills 0.082%-0.147% due 7/19-10/25/2012	682,800	682,729	1.21
Other securities		786,942	1.39

Total short-term securities (cost: $4,138,728,000)		4,138,773	7.32

Total investment securities (cost: $43,857,415,000)		56,355,413	99.72
Other assets less liabilities		157,521	.28

Net assets		$56,512,934	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)
Masco Corp.	23,258,069	-	-	23,258,069	$3,489	$322,589
R.R. Donnelley & Sons Co.	8,935,000	1,200,000	-	10,135,000	5,159	119,289
					$8,648	$441,878

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $3,937,581,000, which represented 6.97% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $803,809,000, which represented 1.42% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $43,451,487)	$55,913,535
Affiliated issuers (cost: $405,928)	441,878	$56,355,413
Cash		15,094
Receivables for:
Sales of investments	215,642
Sales of fund's shares	27,080
Dividends and interest	116,017	358,739
		56,729,246
Liabilities:
Payables for:
Purchases of investments	111,208
Repurchases of fund's shares	66,966
Investment advisory services	10,972
Services provided by related parties	20,669
Trustees' deferred compensation	5,944
Other	553	216,312
Net assets at June 30, 2012		$56,512,934

Net assets consist of:
Capital paid in on shares of beneficial interest		$44,398,738
Undistributed net investment income		379,015
Accumulated net realized loss		(762,580)
Net unrealized appreciation		12,497,761
Net assets at June 30, 2012		$56,512,934

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,943,004 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$44,155,547	1,517,416	$29.10
Class B	668,893	23,064	29.00
Class C	1,700,465	58,829	28.91
Class F-1	1,856,181	63,885	29.06
Class F-2	631,156	21,694	29.09
Class 529-A	1,493,920	51,412	29.06
Class 529-B	96,105	3,312	29.01
Class 529-C	362,568	12,505	28.99
Class 529-E	59,321	2,045	29.00
Class 529-F-1	34,109	1,175	29.04
Class R-1	79,107	2,732	28.96
Class R-2	585,096	20,187	28.98
Class R-3	764,827	26,342	29.03
Class R-4	682,654	23,497	29.05
Class R-5	726,284	24,967	29.09
Class R-6	2,616,701	89,942	29.09

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $14,764;
also includes $8,648 from affiliates)	$749,422
Interest	23,258	$772,680

Fees and expenses*:
Investment advisory services	68,894
Distribution services	75,711
Transfer agent services	37,119
Administrative services	5,164
Reports to shareholders	1,677
Registration statement and prospectus	419
Trustees' compensation	500
Auditing and legal	38
Custodian	395
State and local taxes	287
Other	1,164	191,368
Net investment income		581,312

Net realized loss and unrealized appreciation
on investments and currency:
Net realized loss on:
Investments	(276,591)
Currency transactions	(3,061)	(279,652)
Net unrealized appreciation on:
Investments	4,247,541
Currency translations	27	4,247,568
Net realized loss and unrealized appreciation
on investments and currency		3,967,916
Net increase in net assets resulting from operations		$4,549,228

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended June 30,	December 31,
	2012†	2011
Operations:
Net investment income	$581,312	$1,184,346
Net realized (loss) gain on investments and currency transactions	(279,652)	1,354,309
Net unrealized appreciation (depreciation) on investments and currency translations	4,247,568	(3,588,402)
Net increase (decrease) in net assets resulting from operations	4,549,228	(1,049,747)

Dividends paid to shareholders from net investment income	(499,446)	(1,183,860)

Net capital share transactions	(2,292,842)	(5,098,241)

Total increase (decrease) in net assets	1,756,940	(7,331,848)

Net assets:
Beginning of period	54,755,994	62,087,842
End of period (including undistributed
net investment income: $379,015 and $297,149, respectively)	$56,512,934	$54,755,994

†Unaudited.

See Notes to Financial Statements

Notes to financial statements
       unaudited

1.	Organization

The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on the potential for capital appreciation and future dividends than on current yield.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described on the following page. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Energy	$5,723,125	$1,485,382	$-	$7,208,507
Materials	2,027,572	159,905	-	2,187,477
Industrials	6,281,657	139,546	-	6,421,203
Consumer discretionary	6,908,247	136,534	-	7,044,781
Consumer staples	6,564,946	-	-	6,564,946
Health care	4,178,179	314,382	-	4,492,561
Financials	2,996,550	226,069	-	3,222,619
Information technology	7,491,420	495,194	-	7,986,614
Telecommunication services	3,085,886	-	-	3,085,886
Utilities	1,365,388	444,722	-	1,810,110
Miscellaneous	626,724	535,847	-	1,162,571
Convertible securities	285,913	50,079	-	335,992
Bonds & notes	-	693,373	-	693,373
Short-term securities	-	4,138,773	-	4,138,773
Total	$47,535,607	$8,819,806	$-	$56,355,413

(*) Securities with a market value of $3,046,758,000, which represented 5.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$313,814
Capital loss carryforward expiring 2017*	(387,836)
Post-October capital loss deferral†	(94,079)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$15,417,856
Gross unrealized depreciation on investment securities	(2,930,650)
Net unrealized appreciation on investment securities	12,487,206
Cost of investment securities	43,868,207

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2012	Year ended December 31, 2011
Class A	$398,298	$945,530
Class B	3,639	13,329
Class C	8,660	24,855
Class F-1	16,420	35,112
Class F-2	6,366	14,859
Class 529-A	12,511	27,601
Class 529-B	441	1,534
Class 529-C	1,663	4,236
Class 529-E	428	983
Class 529-F-1	315	671
Class R-1	416	988
Class R-2	3,058	7,914
Class R-3	5,625	13,622
Class R-4	6,168	13,842
Class R-5	7,825	19,777
Class R-6	27,613	59,007
Total	$499,446	$1,183,860

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2012, the investment advisory services fee was $68,894,000, which was equivalent to an annualized rate of 0.242% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. Under this agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended June 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$51,343	$30,641	$2,216	Not applicable
Class B	3,799	538	Not applicable	Not applicable
Class C	8,796	1,181	442	Not applicable
Class F-1	2,363	1,081	474	Not applicable
Class F-2	Not applicable	316	157	Not applicable
Class 529-A	1,607	763	365	$726
Class 529-B	521	66	26	52
Class 529-C	1,768	203	89	178
Class 529-E	146	21	15	29
Class 529-F-1	-	17	8	16
Class R-1	396	43	20	Not applicable
Class R-2	2,198	1,049	148	Not applicable
Class R-3	1,918	673	193	Not applicable
Class R-4	856	332	173	Not applicable
Class R-5	Not applicable	193	190	Not applicable
Class R-6	Not applicable	2	648	Not applicable
Total class-specific expenses	$75,711	$37,119	$5,164	$1,001

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $500,000, shown on the accompanying financial statements, includes $214,000 in current fees (either paid in cash or deferred) and a net increase of $286,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Warrants

As of June 30, 2012, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,780 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2012, the net asset value of each share class would have been reduced by $0.01 per share. No warrants were exercised during the six months ended June 30, 2012.

8.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2012
Class A	$1,169,515	40,455	$380,847	13,111	$(3,197,341)	(110,541)	$(1,646,979)	(56,975)
Class B	4,964	172	3,595	124	(236,960)	(8,263)	(228,401)	(7,967)
Class C	69,157	2,406	8,392	291	(273,483)	(9,549)	(195,934)	(6,852)
Class F-1	394,419	13,630	15,985	551	(422,113)	(14,797)	(11,709)	(616)
Class F-2	49,477	1,706	5,801	200	(72,124)	(2,496)	(16,846)	(590)
Class 529-A	94,405	3,281	12,508	431	(76,531)	(2,660)	30,382	1,052
Class 529-B	848	29	441	15	(24,309)	(849)	(23,020)	(805)
Class 529-C	23,014	801	1,663	58	(23,422)	(817)	1,255	42
Class 529-E	3,199	112	428	15	(3,631)	(127)	(4)	_ (†)
Class 529-F-1	4,161	144	315	11	(3,152)	(110)	1,324	45
Class R-1	9,178	319	416	14	(10,283)	(357)	(689)	(24)
Class R-2	65,282	2,266	3,053	106	(102,460)	(3,556)	(34,125)	(1,184)
Class R-3	89,898	3,126	5,622	194	(122,531)	(4,240)	(27,011)	(920)
Class R-4	72,895	2,525	6,165	212	(105,883)	(3,660)	(26,823)	(923)
Class R-5	41,269	1,431	7,815	269	(139,340)	(4,826)	(90,256)	(3,126)
Class R-6	217,773	7,514	27,612	951	(269,391)	(9,223)	(24,006)	(758)
Total net increase
(decrease)	$2,309,454	79,917	$480,658	16,553	$(5,082,954)	(176,071)	$(2,292,842)	(79,601)

Year ended December 31, 2011
Class A	$2,591,052	92,718	$900,445	32,702	$(7,911,508)	(283,675)	$(4,420,011)	(158,255)
Class B	13,395	481	13,081	475	(580,423)	(20,926)	(553,947)	(19,970)
Class C	154,710	5,562	23,946	876	(547,074)	(19,844)	(368,418)	(13,406)
Class F-1	690,634	24,783	33,781	1,233	(469,661)	(16,930)	254,754	9,086
Class F-2	123,467	4,385	11,412	417	(175,136)	(6,287)	(40,257)	(1,485)
Class 529-A	190,204	6,835	27,593	1,005	(163,462)	(5,894)	54,335	1,946
Class 529-B	2,120	76	1,530	55	(52,467)	(1,896)	(48,817)	(1,765)
Class 529-C	45,157	1,625	4,235	154	(51,698)	(1,871)	(2,306)	(92)
Class 529-E	7,000	253	983	36	(7,539)	(273)	444	16
Class 529-F-1	9,630	343	671	25	(5,879)	(215)	4,422	153
Class R-1	17,478	629	985	36	(19,456)	(700)	(993)	(35)
Class R-2	135,837	4,886	7,908	289	(197,884)	(7,129)	(54,139)	(1,954)
Class R-3	196,980	7,044	13,617	496	(269,855)	(9,708)	(59,258)	(2,168)
Class R-4	178,597	6,386	13,835	504	(187,204)	(6,684)	5,228	206
Class R-5	147,341	5,225	19,748	717	(262,051)	(9,659)	(94,962)	(3,717)
Class R-6	450,260	15,942	58,995	2,147	(283,571)	(10,167)	225,684	7,922
Total net increase
(decrease)	$4,953,862	177,173	$1,132,765	41,167	$(11,184,868)	(401,858)	$(5,098,241)	(183,518)

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

9.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,003,435,000 and $7,858,933,000, respectively, during the six months ended June 30, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 6/30/2012(4)(5)	$27.09	$.30	$1.97	$2.27	$(.26)	$-	$(.26)	$29.10	8.38%	$44,156	.63	%(6)	.63	%(6)	2.08	%(6)
	Year ended 12/31/2011	28.16	.57	(1.06)	(.49)	(.58)	-	(.58)	27.09	(1.76)	42,643	.61		.61		2.05
	Year ended 12/31/2010	25.95	.55	2.22	2.77	(.56)	-	(.56)	28.16	10.86	48,789	.61		.61		2.12
	Year ended 12/31/2009	20.96	.52	5.04	5.56	(.57)	-	(.57)	25.95	27.18	49,136	.66		.66		2.32
	Year ended 12/31/2008	32.95	.63	(11.94)	(11.31)	(.68)	-	(.68)	20.96	(34.74)	43,244	.59		.57		2.25
	Year ended 12/31/2007	33.51	.72	1.24	1.96	(.66)	(1.86)	(2.52)	32.95	5.94	73,480	.56		.54		2.05

Class B:	Six months ended 6/30/2012(4)(5)	26.99	.19	1.96	2.15	(.14)	-	(.14)	29.00	7.98	669	1.39	(6)	1.39	(6)	1.30	(6)
	Year ended 12/31/2011	28.05	.35	(1.06)	(.71)	(.35)	-	(.35)	26.99	(2.53)	838	1.38		1.38		1.27
	Year ended 12/31/2010	25.84	.35	2.21	2.56	(.35)	-	(.35)	28.05	10.03	1,431	1.38		1.38		1.36
	Year ended 12/31/2009	20.87	.35	5.02	5.37	(.40)	-	(.40)	25.84	26.19	2,017	1.43		1.43		1.57
	Year ended 12/31/2008	32.81	.41	(11.89)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	2,191	1.36		1.34		1.48
	Year ended 12/31/2007	33.37	.45	1.24	1.69	(.39)	(1.86)	(2.25)	32.81	5.15	4,138	1.33		1.31		1.28

Class C:	Six months ended 6/30/2012(4)(5)	26.90	.18	1.97	2.15	(.14)	-	(.14)	28.91	8.00	1,700	1.43	(6)	1.43	(6)	1.28	(6)
	Year ended 12/31/2011	27.97	.34	(1.06)	(.72)	(.35)	-	(.35)	26.90	(2.58)	1,767	1.42		1.42		1.24
	Year ended 12/31/2010	25.78	.34	2.20	2.54	(.35)	-	(.35)	27.97	9.95	2,212	1.43		1.43		1.31
	Year ended 12/31/2009	20.82	.34	5.01	5.35	(.39)	-	(.39)	25.78	26.20	2,243	1.46		1.46		1.53
	Year ended 12/31/2008	32.74	.40	(11.86)	(11.46)	(.46)	-	(.46)	20.82	(35.29)	1,974	1.41		1.38		1.44
	Year ended 12/31/2007	33.31	.43	1.23	1.66	(.37)	(1.86)	(2.23)	32.74	5.08	3,409	1.38		1.36		1.23

Class F-1:	Six months ended 6/30/2012(4)(5)	27.04	.29	1.98	2.27	(.25)	-	(.25)	29.06	8.41	1,856	.67	(6)	.67	(6)	2.05	(6)
	Year ended 12/31/2011	28.12	.56	(1.07)	(.51)	(.57)	-	(.57)	27.04	(1.84)	1,744	.66		.66		2.01
	Year ended 12/31/2010	25.92	.54	2.21	2.75	(.55)	-	(.55)	28.12	10.78	1,558	.66		.66		2.07
	Year ended 12/31/2009	20.93	.51	5.05	5.56	(.57)	-	(.57)	25.92	27.21	1,209	.68		.68		2.31
	Year ended 12/31/2008	32.91	.62	(11.93)	(11.31)	(.67)	-	(.67)	20.93	(34.77)	1,009	.62		.60		2.23
	Year ended 12/31/2007	33.48	.70	1.24	1.94	(.65)	(1.86)	(2.51)	32.91	5.87	1,642	.60		.58		2.01

Class F-2:	Six months ended 6/30/2012(4)(5)	27.08	.33	1.97	2.30	(.29)	-	(.29)	29.09	8.51	631	.40	(6)	.40	(6)	2.31	(6)
	Year ended 12/31/2011	28.15	.63	(1.06)	(.43)	(.64)	-	(.64)	27.08	(1.54)	604	.40		.40		2.27
	Year ended 12/31/2010	25.95	.61	2.21	2.82	(.62)	-	(.62)	28.15	11.07	669	.39		.39		2.34
	Year ended 12/31/2009	20.96	.56	5.06	5.62	(.63)	-	(.63)	25.95	27.50	533	.42		.42		2.37
	Period from 8/1/2008 to 12/31/2008(4)	28.53	.26	(7.47)	(7.21)	(.36)	-	(.36)	20.96	(25.39)	83	.17		.16		1.24

Class 529-A:	Six months ended 6/30/2012(4)(5)	27.05	.29	1.97	2.26	(.25)	-	(.25)	29.06	8.34	1,494	.73	(6)	.73	(6)	1.99	(6)
	Year ended 12/31/2011	28.12	.55	(1.06)	(.51)	(.56)	-	(.56)	27.05	(1.84)	1,362	.70		.70		1.97
	Year ended 12/31/2010	25.92	.53	2.22	2.75	(.55)	-	(.55)	28.12	10.77	1,362	.68		.68		2.05
	Year ended 12/31/2009	20.93	.50	5.04	5.54	(.55)	-	(.55)	25.92	27.12	1,173	.73		.73		2.24
	Year ended 12/31/2008	32.91	.60	(11.92)	(11.32)	(.66)	-	(.66)	20.93	(34.79)	898	.67		.65		2.19
	Year ended 12/31/2007	33.48	.68	1.24	1.92	(.63)	(1.86)	(2.49)	32.91	5.83	1,311	.65		.63		1.95

Class 529-B:	Six months ended 6/30/2012(4)(5)	27.00	.17	1.96	2.13	(.12)	-	(.12)	29.01	7.91	96	1.53	(6)	1.53	(6)	1.18	(6)
	Year ended 12/31/2011	28.06	.32	(1.05)	(.73)	(.33)	-	(.33)	27.00	(2.63)	111	1.50		1.50		1.16
	Year ended 12/31/2010	25.86	.33	2.20	2.53	(.33)	-	(.33)	28.06	9.87	165	1.48		1.48		1.26
	Year ended 12/31/2009	20.89	.32	5.03	5.35	(.38)	-	(.38)	25.86	26.07	201	1.53		1.53		1.45
	Year ended 12/31/2008	32.83	.38	(11.88)	(11.50)	(.44)	-	(.44)	20.89	(35.29)	169	1.47		1.45		1.38
	Year ended 12/31/2007	33.40	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.83	4.99	261	1.46		1.43		1.15

Class 529-C:	Six months ended 6/30/2012(4)(5)	26.99	.17	1.96	2.13	(.13)	-	(.13)	28.99	7.91	363	1.51	(6)	1.51	(6)	1.21	(6)
	Year ended 12/31/2011	28.06	.33	(1.06)	(.73)	(.34)	-	(.34)	26.99	(2.62)	336	1.49		1.49		1.18
	Year ended 12/31/2010	25.86	.33	2.21	2.54	(.34)	-	(.34)	28.06	9.91	352	1.47		1.47		1.26
	Year ended 12/31/2009	20.89	.32	5.03	5.35	(.38)	-	(.38)	25.86	26.09	321	1.52		1.52		1.45
	Year ended 12/31/2008	32.84	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.89	(35.31)	249	1.46		1.44		1.39
	Year ended 12/31/2007	33.41	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.84	4.99	374	1.45		1.43		1.15

Class 529-E:	Six months ended 6/30/2012(4)(5)	$26.99	$.25	$1.97	$2.22	$(.21)	$-	$(.21)	$29.00	8.23%	$59	.98	%(6)	.98	%(6)	1.74	%(6)
	Year ended 12/31/2011	28.07	.47	(1.07)	(.60)	(.48)	-	(.48)	26.99	(2.15)	55	.97		.97		1.70
	Year ended 12/31/2010	25.87	.46	2.21	2.67	(.47)	-	(.47)	28.07	10.46	57	.97		.97		1.76
	Year ended 12/31/2009	20.89	.43	5.04	5.47	(.49)	-	(.49)	25.87	26.77	51	1.02		1.02		1.96
	Year ended 12/31/2008	32.85	.52	(11.90)	(11.38)	(.58)	-	(.58)	20.89	(34.98)	38	.96		.94		1.90
	Year ended 12/31/2007	33.42	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.85	5.52	56	.95		.92		1.66

Class 529-F-1:	Six months ended 6/30/2012(4)(5)	27.03	.32	1.97	2.29	(.28)	-	(.28)	29.04	8.47	34	.51	(6)	.51	(6)	2.21	(6)
	Year ended 12/31/2011	28.10	.61	(1.06)	(.45)	(.62)	-	(.62)	27.03	(1.62)	31	.49		.49		2.19
	Year ended 12/31/2010	25.90	.59	2.21	2.80	(.60)	-	(.60)	28.10	11.00	28	.47		.47		2.26
	Year ended 12/31/2009	20.92	.55	5.03	5.58	(.60)	-	(.60)	25.90	27.37	22	.52		.52		2.44
	Year ended 12/31/2008	32.90	.66	(11.92)	(11.26)	(.72)	-	(.72)	20.92	(34.66)	15	.46		.44		2.40
	Year ended 12/31/2007	33.47	.75	1.24	1.99	(.70)	(1.86)	(2.56)	32.90	6.05	19	.45		.42		2.15

Class R-1:	Six months ended 6/30/2012(4)(5)	26.95	.19	1.97	2.16	(.15)	-	(.15)	28.96	8.02	79	1.41	(6)	1.41	(6)	1.31	(6)
	Year ended 12/31/2011	28.02	.35	(1.06)	(.71)	(.36)	-	(.36)	26.95	(2.55)	74	1.41		1.41		1.25
	Year ended 12/31/2010	25.83	.35	2.20	2.55	(.36)	-	(.36)	28.02	9.96	78	1.41		1.41		1.32
	Year ended 12/31/2009	20.87	.34	5.02	5.36	(.40)	-	(.40)	25.83	26.18	66	1.44		1.44		1.52
	Year ended 12/31/2008	32.81	.40	(11.88)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	45	1.39		1.36		1.48
	Year ended 12/31/2007	33.39	.42	1.23	1.65	(.37)	(1.86)	(2.23)	32.81	5.06	61	1.40		1.38		1.20

Class R-2:	Six months ended 6/30/2012(4)(5)	26.98	.19	1.96	2.15	(.15)	-	(.15)	28.98	7.96	585	1.40	(6)	1.40	(6)	1.32	(6)
	Year ended 12/31/2011	28.05	.35	(1.06)	(.71)	(.36)	-	(.36)	26.98	(2.55)	577	1.41		1.41		1.25
	Year ended 12/31/2010	25.85	.34	2.21	2.55	(.35)	-	(.35)	28.05	9.96	654	1.44		1.44		1.30
	Year ended 12/31/2009	20.88	.32	5.03	5.35	(.38)	-	(.38)	25.85	26.08	621	1.52		1.52		1.45
	Year ended 12/31/2008	32.83	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.88	(35.33)	468	1.48		1.46		1.37
	Year ended 12/31/2007	33.40	.42	1.23	1.65	(.36)	(1.86)	(2.22)	32.83	5.04	694	1.44		1.39		1.19

Class R-3:	Six months ended 6/30/2012(4)(5)	27.03	.25	1.96	2.21	(.21)	-	(.21)	29.03	8.18	765	.98	(6)	.98	(6)	1.74	(6)
	Year ended 12/31/2011	28.10	.47	(1.06)	(.59)	(.48)	-	(.48)	27.03	(2.11)	737	.97		.97		1.70
	Year ended 12/31/2010	25.90	.46	2.21	2.67	(.47)	-	(.47)	28.10	10.45	827	.97		.97		1.77
	Year ended 12/31/2009	20.92	.44	5.04	5.48	(.50)	-	(.50)	25.90	26.76	768	1.00		1.00		1.97
	Year ended 12/31/2008	32.88	.53	(11.90)	(11.37)	(.59)	-	(.59)	20.92	(34.94)	568	.92		.90		1.91
	Year ended 12/31/2007	33.45	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.88	5.52	1,032	.94		.92		1.66

Class R-4:	Six months ended 6/30/2012(4)(5)	27.04	.30	1.97	2.27	(.26)	-	(.26)	29.05	8.39	683	.65	(6)	.65	(6)	2.07	(6)
	Year ended 12/31/2011	28.12	.56	(1.07)	(.51)	(.57)	-	(.57)	27.04	(1.83)	660	.65		.65		2.02
	Year ended 12/31/2010	25.91	.54	2.22	2.76	(.55)	-	(.55)	28.12	10.82	681	.65		.65		2.08
	Year ended 12/31/2009	20.93	.50	5.05	5.55	(.57)	-	(.57)	25.91	27.16	624	.68		.68		2.21
	Year ended 12/31/2008	32.90	.61	(11.91)	(11.30)	(.67)	-	(.67)	20.93	(34.78)	304	.65		.62		2.21
	Year ended 12/31/2007	33.48	.68	1.23	1.91	(.63)	(1.86)	(2.49)	32.90	5.85	419	.65		.63		1.95

Class R-5:	Six months ended 6/30/2012(4)(5)	27.08	.34	1.97	2.31	(.30)	-	(.30)	29.09	8.53	726	.35	(6)	.35	(6)	2.35	(6)
	Year ended 12/31/2011	28.15	.65	(1.07)	(.42)	(.65)	-	(.65)	27.08	(1.50)	761	.35		.35		2.31
	Year ended 12/31/2010	25.94	.61	2.23	2.84	(.63)	-	(.63)	28.15	11.14	895	.35		.35		2.33
	Year ended 12/31/2009	20.95	.58	5.04	5.62	(.63)	-	(.63)	25.94	27.57	2,123	.38		.38		2.62
	Year ended 12/31/2008	32.95	.69	(11.94)	(11.25)	(.75)	-	(.75)	20.95	(34.60)	1,861	.35		.33		2.52
	Year ended 12/31/2007	33.51	.79	1.25	2.04	(.74)	(1.86)	(2.60)	32.95	6.18	2,307	.35		.33		2.25

Class R-6:	Six months ended 6/30/2012(4)(5)	27.08	.35	1.97	2.32	(.31)	-	(.31)	29.09	8.56	2,617	.30	(6)	.30	(6)	2.41	(6)
	Year ended 12/31/2011	28.15	.66	(1.06)	(.40)	(.67)	-	(.67)	27.08	(1.45)	2,456	.30		.30		2.37
	Year ended 12/31/2010	25.95	.63	2.21	2.84	(.64)	-	(.64)	28.15	11.16	2,330	.30		.30		2.45
	Period from 5/1/2009 to 12/31/2009(4)	20.70	.40	5.30	5.70	(.45)	-	(.45)	25.95	27.76	534	.33	(6)	.33	(6)	2.52	(6)

	Six months ended June 30,	Year ended December 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	9%	28%	23%	28%	31%	22%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,083.83	$3.26	.63%
Class A -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class B -- actual return	1,000.00	1,079.82	7.19	1.39
Class B -- assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class C -- actual return	1,000.00	1,080.05	7.40	1.43
Class C -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class F-1 -- actual return	1,000.00	1,084.14	3.47	.67
Class F-1 -- assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 -- actual return	1,000.00	1,085.09	2.07	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-A -- actual return	1,000.00	1,083.44	3.78	.73
Class 529-A -- assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 529-B -- actual return	1,000.00	1,079.08	7.91	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class 529-C -- actual return	1,000.00	1,079.07	7.81	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.35	7.57	1.51
Class 529-E -- actual return	1,000.00	1,082.31	5.07	.98
Class 529-E -- assumed 5% return	1,000.00	1,019.99	4.92	.98
Class 529-F-1 -- actual return	1,000.00	1,084.67	2.64	.51
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.33	2.56	.51
Class R-1 -- actual return	1,000.00	1,080.15	7.29	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2 -- actual return	1,000.00	1,079.62	7.24	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-3 -- actual return	1,000.00	1,081.80	5.07	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.99	4.92	.98
Class R-4 -- actual return	1,000.00	1,083.88	3.37	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5 -- actual return	1,000.00	1,085.35	1.81	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-6 -- actual return	1,000.00	1,085.64	1.56	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.37	1.51	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of pursuing long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2012, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Lit. No. MFGESR-904-0812P

Litho in USA BBC/RRD/8087-S33497

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Investment Company of America®
Investment portfolio

June 30, 2012
unaudited

Common stocks — 90.58%	Shares	Value (000)

ENERGY — 12.76%
Apache Corp.	4,310,000	$378,806
Baker Hughes Inc.	11,915,000	489,706
BP PLC1	128,484,340	860,866
BP PLC (ADR)	3,676,953	149,064
Canadian Natural Resources, Ltd.	5,540,000	148,608
Chevron Corp.	9,480,000	1,000,140
ConocoPhillips	10,675,000	596,519
Devon Energy Corp.	3,155,000	182,958
Diamond Offshore Drilling, Inc.	2,025,000	119,738
Eni SpA1	2,698,000	57,579
EOG Resources, Inc.	4,232,200	381,364
Range Resources Corp.	245,000	15,158
Royal Dutch Shell PLC, Class A (ADR)	15,357,000	1,035,523
Royal Dutch Shell PLC, Class B1	12,365,265	431,550
Royal Dutch Shell PLC, Class B (ADR)	2,975,498	208,077
Schlumberger Ltd.	15,674,999	1,017,464
TOTAL SA1	3,000,000	135,387
		7,208,507

MATERIALS — 3.87%
ArcelorMittal1	7,540,000	116,479
Barrick Gold Corp.	3,325,000	124,920
Dow Chemical Co.	42,502,000	1,338,813
International Flavors & Fragrances Inc.	2,892,898	158,531
POSCO1	136,000	43,426
Praxair, Inc.	2,939,500	319,612
United States Steel Corp.	4,160,000	85,696
		2,187,477

INDUSTRIALS — 11.36%
3M Co.	1,435,000	128,576
CSX Corp.	31,422,748	702,613
Danaher Corp.	4,730,000	246,338
Deere & Co.	2,800,000	226,436
Emerson Electric Co.	2,130,000	99,215
European Aeronautic Defence and Space Co. EADS NV1	3,935,000	139,546
General Dynamics Corp.	13,059,800	861,424
General Electric Co.	27,725,000	577,789
Illinois Tool Works Inc.	6,400,000	338,496
Lockheed Martin Corp.	2,790,820	243,025
Masco Corp.2	23,258,069	322,589
R.R. Donnelley & Sons Co.2	10,135,000	119,289
Republic Services, Inc.	5,500,000	145,530
Southwest Airlines Co.	13,000,000	119,860
Union Pacific Corp.	6,386,900	762,021
United Continental Holdings, Inc.3	4,350,000	105,836
United Parcel Service, Inc., Class B	4,750,000	374,110
United Technologies Corp.	7,561,852	571,147
Waste Management, Inc.	10,100,700	337,363
		6,421,203

CONSUMER DISCRETIONARY — 12.47%
Amazon.com, Inc.3	3,100,000	707,885
Carnival Corp., units	1,000,000	34,270
Comcast Corp., Class A	28,838,400	921,964
Comcast Corp., Class A, special nonvoting shares	7,000,000	219,800
Daimler AG1	2,164,475	97,345
DIRECTV, Class A3	2,500,000	122,050
General Motors Co.3	35,490,500	699,873
Harley-Davidson, Inc.	2,990,000	136,733
Home Depot, Inc.	25,700,000	1,361,843
Honda Motor Co., Ltd.1	1,125,000	39,189
Johnson Controls, Inc.	10,161,150	281,565
Kohl’s Corp.	6,744,000	306,784
McDonald’s Corp.	2,000,000	177,060
News Corp., Class A	31,725,000	707,150
NIKE, Inc., Class B	3,578,100	314,086
Nordstrom, Inc.	1,500,000	74,535
Time Warner Cable Inc.	4,812,727	395,125
Time Warner Inc.	11,624,000	447,524
		7,044,781

CONSUMER STAPLES — 11.62%
Altria Group, Inc.	30,125,000	1,040,819
Avon Products, Inc.	3,083,300	49,980
Coca-Cola Co.	6,803,300	531,950
ConAgra Foods, Inc.	5,521,100	143,162
CVS/Caremark Corp.	11,000,000	514,030
General Mills, Inc.	3,920,000	151,077
H.J. Heinz Co.	2,750,000	149,545
Hillshire Brands Co.	1,000,000	28,990
Kellogg Co.	1,000,000	49,330
Kimberly-Clark Corp.	1,500,000	125,655
Kraft Foods Inc., Class A	18,374,168	709,610
Molson Coors Brewing Co., Class B	3,307,400	137,621
PepsiCo, Inc.	6,097,500	430,849
Philip Morris International Inc.	27,991,072	2,442,501
Reynolds American Inc.	1,333,332	59,827
		6,564,946

HEALTH CARE — 7.95%
Abbott Laboratories	18,685,000	1,204,622
Alexion Pharmaceuticals, Inc.3	2,350,000	233,355
Amgen Inc.	14,290,000	1,043,742
Bayer AG1	1,500,000	108,163
Boston Scientific Corp.3	12,830,000	72,746
Express Scripts Holding Co.3	3,240,000	180,889
Gilead Sciences, Inc.3	10,930,000	560,490
Johnson & Johnson	600,000	40,536
Medtronic, Inc.	3,562,500	137,976
Merck & Co., Inc.	8,175,000	341,306
Novartis AG1	3,697,000	206,219
Novartis AG (ADR)	921,556	51,515
Pfizer Inc	4,025,000	92,575
St. Jude Medical, Inc.	5,473,000	218,427
		4,492,561

FINANCIALS — 5.70%
American Express Co.	2,503,500	145,729
Aon PLC, Class A	8,975,000	419,850
Bank of New York Mellon Corp.	2,664,800	58,492
Capital One Financial Corp.	6,500,000	355,290
Citigroup Inc.	20,110,455	551,228
Credit Suisse Group AG1	6,239,400	113,986
Fifth Third Bancorp	1,357,700	18,193
Genworth Financial, Inc., Class A3	12,844,101	72,698
HSBC Holdings PLC (ADR)	1,529,416	67,493
HSBC Holdings PLC (United Kingdom)1	4,869,240	42,934
JPMorgan Chase & Co.	19,155,000	684,408
Regions Financial Corp.	13,400,000	90,450
Société Générale1,3	2,932,877	69,149
State Street Corp.	5,304,100	236,775
Wells Fargo & Co.	8,850,000	295,944
		3,222,619

INFORMATION TECHNOLOGY — 14.13%
Accenture PLC, Class A	2,250,000	135,203
Adobe Systems Inc.3	5,305,000	171,723
Apple Inc.3	2,155,000	1,258,520
Automatic Data Processing, Inc.	4,023,043	223,923
Cisco Systems, Inc.	4,643,000	79,720
Corning Inc.	5,500,000	71,115
Flextronics International Ltd.3	8,176,500	50,694
Hewlett-Packard Co.	14,000,000	281,540
Intel Corp.	21,254,700	566,438
International Business Machines Corp.	1,624,741	317,767
KLA-Tencor Corp.	6,276,900	309,137
Linear Technology Corp.	4,450,000	139,418
Maxim Integrated Products, Inc.	2,757,700	70,707
Microsoft Corp.	52,650,500	1,610,579
Nokia Corp.1	47,125,000	97,080
Nokia Corp. (ADR)	5,652,400	11,700
Oracle Corp.	33,385,000	991,535
QUALCOMM Inc.	4,951,300	275,688
Samsung Electronics Co. Ltd.1	375,500	398,114
Texas Instruments Inc.	22,825,000	654,849
Xilinx, Inc.	4,254,500	142,824
Yahoo! Inc.3	8,107,420	128,340
		7,986,614

TELECOMMUNICATION SERVICES — 5.46%
AT&T Inc.	49,300,000	1,758,038
CenturyLink, Inc.	6,096,000	240,731
Sprint Nextel Corp., Series 13	143,380,000	467,419
Verizon Communications Inc.	13,944,600	619,698
		3,085,886

UTILITIES — 3.20%
Dominion Resources, Inc.	9,403,824	507,806
Exelon Corp.	5,120,600	192,637
FirstEnergy Corp.	4,443,500	218,576
GDF SUEZ1	18,639,655	444,722
NextEra Energy, Inc.	300,000	20,643
PG&E Corp.	2,225,000	100,726
Public Service Enterprise Group Inc.	10,000,000	325,000
		1,810,110

MISCELLANEOUS — 2.06%
Other common stocks in initial period of acquisition		1,162,571

Total common stocks (cost: $38,608,150,000)		51,187,275

Warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,3	3,071,428	—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.59%	principal amount

MATERIALS — 0.09%
ArcelorMittal 5.00% convertible debenture 2014	$48,620,000	50,079

CONSUMER DISCRETIONARY — 0.50%
General Motors Co., Series B, 4.75% convertible preferred 2013	8,611,850	285,913

Total convertible securities (cost: $462,252,000)		335,992

	Principal amount
Bonds & notes — 1.23%	(000)

ENERGY — 0.01%
Chevron Corp. 4.95% 2019	$5,000	6,038

MATERIALS — 0.01%
Dow Chemical Co. 4.125% 2021	500	538
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,178
		5,716

INDUSTRIALS — 0.06%
Burlington Northern Santa Fe LLC 5.75% 2018	5,000	5,955
CSX Corp. 6.25% 2015	5,000	5,701
Honeywell International Inc. 5.00% 2019	4,090	4,875
Norfolk Southern Corp. 5.75% 2018	2,500	2,971
Raytheon Co. 4.40% 2020	3,055	3,476
Union Pacific Corp. 6.125% 2020	5,000	6,187
United Technologies Corp. 4.50% 2020	5,475	6,360
Waste Management, Inc. 2.60% 2016	445	457
		35,982

CONSUMER DISCRETIONARY — 0.03%
Comcast Corp. 6.30% 2017	5,120	6,166
Kohl’s Corp. 6.25% 2017	3,500	4,206
News America Inc. 6.90% 2019	5,000	6,160
		16,532

CONSUMER STAPLES — 0.03%
British American Tobacco International Finance PLC 9.50% 20184	5,000	6,819
Kraft Foods Inc. 2.625% 2013	2,555	2,594
PepsiCo, Inc. 2.50% 2016	2,500	2,628
Tesco PLC 5.50% 20174	2,506	2,914
		14,955

HEALTH CARE — 0.03%
Boston Scientific Corp. 6.00% 2020	1,250	1,494
Cardinal Health, Inc. 5.80% 2016	2,905	3,367
Novartis Securities Investment Ltd. 5.125% 2019	2,500	2,986
Pfizer Inc 6.20% 2019	2,500	3,140
Roche Holdings Inc. 6.00% 20194	2,500	3,117
WellPoint, Inc. 7.00% 2019	4,200	5,225
		19,329

FINANCIALS — 0.22%
Bank of America Corp. 3.75% 2016	225	227
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)5	3,335	3,478
Bank of America Corp., Series L, 3.625% 2016	250	252
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)5	3,335	3,504
Boston Properties, Inc. 5.875% 2019	5,000	5,776
Citigroup Capital XXI 8.30% 20775	687	690
Citigroup Inc. 4.587% 2015	1,387	1,452
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	62,936	69,236
Northern Trust Corp. 4.625% 2014	2,650	2,837
Regions Bank, junior subordinated 7.50% 2018	4,350	4,905
Regions Financial Corp. 7.75% 2014	13,082	14,161
Simon Property Group, LP 4.20% 2015	2,600	2,743
SLM Corp., Series A, 5.125% 2012	1,000	1,004
Société Générale, junior subordinated 5.922% (undated)4,5	20,955	14,249
		124,514

INFORMATION TECHNOLOGY — 0.01%
Cisco Systems, Inc. 4.95% 2019	2,500	2,954
Xerox Corp. 2.95% 2017	750	759
		3,713

TELECOMMUNICATION SERVICES — 0.41%
AT&T Inc. 4.85% 2014	5,000	5,329
Sprint Capital Corp. 6.90% 2019	17,200	16,254
Sprint Nextel Corp. 11.50% 20214	101,775	113,734
Sprint Nextel Corp. 8.375% 2017	5,300	5,459
Sprint Nextel Corp. 9.125% 20174	83,400	87,778
Vodafone Group PLC 5.625% 2017	2,000	2,344
		230,898

MORTGAGE-BACKED OBLIGATIONS6 — 0.10%
Fannie Mae 3.00% 2027	5,000	5,241
Fannie Mae 3.50% 2025	4,118	4,357
Fannie Mae 3.50% 2042	3,000	3,172
Fannie Mae 4.00% 2041	13,960	15,073
Fannie Mae 4.50% 2041	9,119	10,041
Fannie Mae 5.00% 2041	9,430	10,470
Fannie Mae 6.00% 2038	333	368
Fannie Mae 6.00% 2038	3,480	3,837
Fannie Mae 6.00% 2038	3,583	3,934
		56,493

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.32%
Federal Home Loan Bank 3.625% 2013	50,000	52,159
Freddie Mac 2.125% 2012	10,000	10,045
Freddie Mac 5.00% 2014	10,000	10,930
U.S. Treasury 0.125% 20167	4,169	4,345
U.S. Treasury 0.125% 20227	3,049	3,232
U.S. Treasury 0.875% 2017	500	504
U.S. Treasury 1.00% 2016	2,500	2,540
U.S. Treasury 1.00% 2017	3,500	3,549
U.S. Treasury 1.125% 2019	3,000	3,006
U.S. Treasury 1.25% 2014	10,000	10,150
U.S. Treasury 1.75% 2022	1,000	1,009
U.S. Treasury 4.00% 2018	10,000	11,842
U.S. Treasury 4.125% 2015	10,000	11,052
U.S. Treasury 4.625% 2016	20,000	23,418
U.S. Treasury 8.00% 2021	20,000	31,422
		179,203

Total bonds & notes (cost: $636,515,000)		693,373

Short-term securities — 7.32%

Abbott Laboratories 0.14%–0.16% due 7/31–9/10/20124	117,200	117,178
Chariot Funding, LLC 0.18% due 7/19/20124	50,000	49,995
Coca-Cola Co. 0.17%–0.23% due 8/22–10/15/20124	83,800	83,770
Fannie Mae 0.07%–0.23% due 7/16/2012–1/7/2013	1,053,707	1,053,281
Federal Farm Credit Banks 0.07%–0.20% due 7/23/2012–4/30/2013	341,000	340,802
Federal Home Loan Bank 0.10%–0.21% due 7/13/2012–6/14/2013	646,162	645,723
Freddie Mac 0.07%–0.18% due 7/11/2012–1/23/2013	719,442	719,155
Google Inc. 0.14% due 8/10/20124	28,000	27,994
Medtronic Inc. 0.11% due 7/5/20124	50,000	49,999
Merck & Co. Inc. 0.13% due 8/22/20124	50,000	49,990
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/19/2012	45,300	45,297
NetJets Inc. 0.12% due 7/24/20124	6,000	6,000
Regents of the University of California 0.22% due 10/22/2012	26,607	26,589
Straight-A Funding LLC 0.16%–0.18% due 7/19–8/8/20124	52,400	52,392
U.S. Bank, N.A. 0.14% due 7/2/2012	50,000	49,999
U.S. Treasury Bills 0.082%–0.147% due 7/19–10/25/2012	682,800	682,729
Variable Funding Capital Company LLC 0.16%–0.19% due 7/16–8/27/20124	113,409	113,382
Wal-Mart Stores, Inc. 0.13% due 7/27/20124	24,500	24,498

Total short-term securities (cost: $4,138,728,000)		4,138,773

Total investment securities (cost: $43,857,415,000)		56,355,413
Other assets less liabilities		157,521

Net assets		$56,512,934

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,937,581,000, which represented 6.97% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $803,809,000, which represented 1.42% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-904-0812O-S32872

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 31, 2012

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2012